UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06161

Allianz Funds

(Exact name of registrant as specified in charter)

1633 Broadway, New York, New York 10019
(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway,

New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012

ITEM 1. REPORT TO SHAREHOLDERS

Annual Report

December 31, 2012

AllianzGI Money Market Fund

(formerly Allianz Global Investors Money Market Fund)

SHARE CLASSES A, C, INSTITUTIONAL II

AllianzGI Money Market Fund

Important Information

(unaudited)

The following disclosure provides important information regarding the Fund’s Shareholder Expense Example. Please refer to this information when reviewing the Shareholder Expense Example.

Shareholder Expense Example

Shareholders of the Fund incur two types of costs: (1) transaction costs; and (2) ongoing costs, including administration fees; distribution and/or service (12b-1) fees and other Fund expenses. The Shareholder Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Shareholder Expense Example is based on $1,000.00 invested at the beginning of the period, July 1, 2012 and held for the entire period through December 31, 2012.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600.00 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund to those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges. Therefore, the information under the heading “Hypothetical Performance (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs may have been higher.

Proxy Voting

The Fund has filed with the Securities and Exchange Commission its proxy voting records for the period from the Fund’s inception through June 30, 2012 on Form N-PX, which must be filed each year by August 31. The Fund did not hold any votable positions during the reporting period. The Fund’s proxy voting records and proxy voting policies and procedures are available without charge, upon request, by calling 1-800-926-4456, on the Funds’ website at www.allianzinvestors.com and on the Securities and Exchange Commission’s website at www.sec.gov.

Form N-Q

The Fund files its complete schedules of portfolio holdings with the Securities and Exchange Commission (“SEC”) on Form N-Q for the first and third quarters of the fiscal year; such filings are available on the SEC’s Web site at http://www.sec.gov. A copy of the Fund’s Form N-Q, when available, will be provided without charge, upon request, by calling the Fund at 1-800-988-8380 (Class A and Class C) or 1-800-498-5413 (Institutional II Class). In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

2	AllianzGI Money Market Fund Annual Report	12.31.12

Shareholder Expense Example	Actual Performance
	Class A	Class C	Institutional II Class
Beginning Account Value (7/1/12)	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/12)	$1,000.30	$1,000.30	$1,000.80
Expenses Paid During Period	$1.31	$1.31	$0.80

	Hypothetical Performance
	(5% return before expenses)
	Class A	Class C	Institutional II Class
Beginning Account Value (7/1/12)	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (12/31/12)	$1,023.83	$1,023.83	$1,024.33
Expenses Paid During Period	$1.32	$1.32	$0.81

For each class of the Fund, expenses (net of fee waiver and reimbursement, if any) are equal to the annualized expense ratio for the class (0.26% for Class A, 0.26% for Class C and 0.16% for Institutional II Class), multiplied by the average account value over the period, multiplied by 184/366.

The expense ratios include the Fund’s proportionate share of expenses of the State Street Money Market Portfolio.

Allianz Global Investors Distributors LLC, 1633 Broadway, New York, NY, 10019, www.allianzinvestors.com, 1-800-988-8380 (retail classes: A and C) or 1-800-498-5413 (Institutional II class).

12.31.12	AllianzGI Money Market Fund Annual Report	3

AllianzGI Money Market Fund

Statement of Assets and Liabilities

December 31, 2012

Assets:
Investment in Master Portfolio, at value and cost	$59,412,261
Receivable from Investment Manager	133,611
Receivable for Fund shares sold	113,262
Investments in Affiliated Funds - Trustee Deferred Compensation Plan (see Note 4)	2,176
Prepaid expenses	1,059
Total Assets	59,662,369
Liabilities:
Payable for Fund shares redeemed	91,680
Offering costs payable	112,786
Dividends payable	5,794
Administration fees payable	2,422
Trustees Deferred Compensation Plan payable (see Note 4)	2,176
Servicing fees payable	607
Accrued expenses	53,231
Total Liabilities	268,696
Net Assets	$59,393,673

Net Assets consist of:
Shares of beneficial interest:
Par value ($0.0001 per share)	$5,939
Paid-in-capital in excess of par	59,387,123
Undistributed net investment income	127
Net realized gain	484
Net Assets	$59,393,673

Net Assets:
Class A	$5,493,561
Class C	3,889,742
Institutional II Class	50,010,370
Shares Issued and Outstanding:
Class A	5,493,492
Class C	3,889,683
Institutional II Class	50,010,014
Net Asset Value and Redemption Price Per Share:
Class A	$1.00
Class C	1.00
Institutional II Class	1.00

4	AllianzGI Money Market Fund Annual Report	12.31.12	See Accompanying Notes to Financial Statements

AllianzGI Money Market Fund

Statement of Operations

For the period February 17, 2012* through December 31, 2012

Net Investment Income Allocated from Master Portfolio:
Interest income allocated from Master Portfolio	$146,718
Expenses allocated from Master Portfolio	(29,639)
Net investment income from Master Portfolio	117,079

Expenses:
Administration	22,791
Servicing - Class A	1,590
Servicing - Class C	1,088
Sub-transfer agent - Class A	336
Sub-transfer agent - Class C	172
Offering	112,786
Organizational	103,283
Accounting agent	36,936
Legal	27,314
Shareholder communications	26,914
Audit and tax services	20,000
Sub-administration	13,675
Transfer agent	8,218
Trustees	4,810
Registration	2,855
Insurance	242
Miscellaneous	2,100
Total Expenses	385,110
Less: Fee Waiver/Reimbursement from Investment Manager	(338,982)
Net Expenses	46,128
Net Investment Income	70,951

Net Realized Gain on Investments Allocated from Master Portfolio	484
Net Increase in Net Assets Resulting from Investment Operations	$71,435
*	Commencement of operations.

See Accompanying Notes to Financial Statements	12.31.12	AllianzGI Money Market Fund Annual Report	5

AllianzGI Money Market Fund

Statement of Changes in Net Assets

For the period February 17, 2012* through December 31, 2012

Increase in Net Assets from:
Investment Operations:
Net investment income	$70,951
Net realized gain	484
Net increase in net assets resulting from investment operations	71,435
Dividends to Shareholders from Net Investment Income:
Class A	(917)
Class C	(633)
Institutional II Class	(69,401)
Total Dividends to Shareholders	(70,951)
Fund Share Transactions:
Net proceeds from the sale of shares	63,768,299
Issued in reinvestment of dividends	1,451
Cost of shares redeemed	(4,406,561)
Net increase from Fund share transactions	59,363,189
Total Increase in Net Assets	59,363,673
Net Assets:
Beginning of period	30,000
End of period (including undistributed net investment income of $127)	$59,393,673
*	Commencement of operations.

6	AllianzGI Money Market Fund Annual Report	12.31.12	See Accompanying Notes to Financial Statements

AllianzGI Money Market Fund

Financial Highlights

For a share of beneficial interest outstanding for the period February 17, 2012* through December 31, 2012 (a):

	Class A		Class C		Institutional II Class

Net asset value, beginning of period	$1.00		$1.00		$1.00
Investment Operations:
Net investment income	—	(b)	—	(b)	—	(b)
Net realized gain	—	(b)	—	(b)	—	(b)
Total from investment operations	—	(b)	—	(b)	—	(b)
Dividends from Net Investment Income	—	(c)	—	(c)	—	(c)
Net asset value, end of period	$1.00		$1.00		$1.00
Total Return (e)	0.06%		0.06%		0.14%
Ratios/Supplemental Data:
Net assets, end of period (000s)	$5,494		$3,890		$50,010
Ratio of expenses to average net assets with fee waiver/reimbursement	0.26	%(d)	0.26	%(d)	0.16	%(d)
Ratio of expenses to average net assets without fee waiver/reimbursement	0.96	%(d)	0.96	%(d)	0.83	%(d)
Ratio of net investment income to average net assets	0.06	%(d)	0.06	%(d)	0.16	%(d)

*	Commencement of operations.
(a)	Per share amounts and percentages include the Fund’s proportionate share of income, expenses and net realized gains of the Master Portfolio.
(b)	Less than $0.01 per share.
(c)	Less than $(0.01) per share.
(d)	Annualized.
(e)	Total return is calculated assuming a purchase of a share on the first day of the period and a sale of a share on the last day of the period reported. Income dividends are assumed, for purposes of this calculation, to be reinvested. Total return does not reflect sales charges and includes the effect of fee waivers and reimbursements. Total return for a period of less than one year is not annualized.

See Accompanying Notes to Financial Statements	12.31.12	AllianzGI Money Market Fund Annual Report	7

AllianzGI Money Market Fund

Notes to Financial Statements

December 31, 2012

1.	ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Allianz Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company organized as a Massachusetts business trust. The Trust currently consists of nineteen separate investment funds. These financial statements pertain to the AllianzGI Money Market Fund (the “Fund”), formerly known as Allianz Global Investors Money Market Fund. Allianz Global Investors Fund Management LLC (the “Investment Manager”) serves as the Fund’s investment manager and is an indirect wholly-owned subsidiary of Allianz Asset Management of America L.P. (“AAM”). AAM is an indirect, wholly-owned subsidiary of Allianz SE, a publicly traded European insurance and financial services company. The Fund currently offers Class A, Class C and Institutional II Class shares. The Fund commenced operations on February 17, 2012 when it sold and issued 10,000 shares of beneficial interest of each share class at a net asset value (“NAV”) of $1.00 per share to AAM.

The Fund invests as part of a master-feeder structure. The Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Money Market Portfolio (the “Master Portfolio”), a portfolio of the State Street Master Funds trust. The investment objective and policies of the Master Portfolio are substantially similar to those of the Fund. The value of the Fund’s investment in the Master Portfolio reflects its proportionate interest in the net assets of the Master Portfolio. At December 31, 2012, the Fund owned less than 1% of the Master Portfolio. The performance of the Fund is directly affected by the performance of the Master Portfolio. The financial statements of the Master Portfolio are included elsewhere in this report and should be read in conjunction with the Fund’s financial statements.

The investment objective of the Fund is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share NAV, by investing in U.S. dollar-denominated money market securities. There can be no assurance that the Fund will meet its stated objective.

The preparation of the Fund’s financial statements in accordance with accounting principles generally accepted in the United States of America requires the Fund’s management to make estimates and assumptions that affect the reported amounts and disclosures in the Fund’s financial statements. Actual results could differ from those estimates.

In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

The following is a summary of significant accounting policies consistently followed by the Fund:

(a)	Valuation of Investments

The Fund records its investment in the Master Portfolio at fair value. The valuation policies of the Master Portfolio are discussed in Note 2 of the Master Portfolio’s Notes to Financial Statements, which are attached to this report.

The Master Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in accordance with Generally Accepted Accounting Principles (“GAAP”) and expand disclosures relating to fair value measurements. This

8	AllianzGI Money Market Fund Annual Report	12.31.12

applies to fair value measurements that are already required or permitted by other accounting standards, with the intent of increasing consistency of those measurements and applies broadly to securities and other types of assets and liabilities. The summary of the inputs used for the Master Portfolio, at December 31, 2012, in valuing the Master Portfolio’s assets carried at fair value are discussed in Note 2 of the Master Portfolio’s Notes to Financial Statements, which are attached to this report.

The NAV of each class of the Fund’s shares is normally determined at 5:00 p.m. Eastern time on each day the New York Stock Exchange is open for business.

(b)	Investment Transactions, Investment Income and Expenses

The Fund records daily its pro rata share of the Master Portfolio’s income, expenses and realized gains and losses. In addition, the Fund accrues its own expenses.

(c)	Federal Income Taxes

The Fund intends to distribute all of its taxable income and to comply with the other requirements of Subchapter M of the U.S. Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required.

Accounting for uncertainty in income taxes establishes for all entities, including pass-through entities such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. Fund management has determined that its evaluation of the positions taken in the tax returns has resulted in no material impact to the Fund’s financial statements at December 31, 2012.

(d)	Dividends and Distributions

The Fund declares dividends to shareholders from net investment income daily that are payable monthly. Distributions of net realized capital gains, if any, are paid at least annually. The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized capital gains is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book-tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal income tax treatment; temporary differences do not require reclassification. To the extent dividends and/or distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as dividends and/or distributions to shareholders from return of capital.

(e)	Multi-Class Operations

Each class offered by the Fund has equal rights as to assets and voting privileges (except that shareholders of a class have exclusive voting rights regarding any matter relating solely to that class of shares). Income, non-class specific expenses, and realized and unrealized capital gains and losses of the Fund are allocated daily to each class of shares based on the relative net assets of each class. Class specific expenses, where applicable, include servicing and sub-transfer agent fees.

12.31.12	AllianzGI Money Market Fund Annual Report	9

AllianzGI Money Market Fund

Notes to Financial Statements  (Cont.)

December 31, 2012

2.	PRINCIPAL RISKS

The Fund is exposed to certain risks through its investment in the Master Portfolio. In the normal course of business, the Master Portfolio trades financial instruments and enters into financial transactions where risk of potential loss exists due to, among other things, changes in the market (market risk) or failure of the other party to a transaction to perform (counterparty risk). The Fund is also exposed to other risks such as, but not limited to, master-feeder structure, interest rate and credit risks.

In a master-feeder structure, the Fund’s performance may suffer as a result of large-scale redemptions by other feeder funds or other investors of their shares in the Master Portfolio. Also, other feeder funds or other investors in the Master Portfolio may have a greater ownership interest in the Master Portfolio than the Fund’s interest, and could have effective voting control over the operation of the Master Portfolio. The Fund’s ability to maintain a stable NAV and to meet redemption requests is dependent on the Master Portfolio’s continued ability to do the same. The Fund may not be able to find a suitable alternative if it ceases to invest substantially all of its assets in the Master Portfolio.

During periods of rising interest rates, the Master Portfolio’s yield generally is lower than prevailing market rates causing the value of the Master Portfolio to fall. In periods of falling interest rates, the Master Portfolio’s yield generally is higher than prevailing market rates, causing the value of the Master Portfolio to rise. Typically, the more distant the expected cash flow that the Master Portfolio is to receive from a security, the more sensitive the market price of the security is to movements in interest rates. If the Master Portfolio owns securities that have variable or floating interest rates, as interest rates fall, the income the Master Portfolio receives from those securities also will fall.

The Fund is exposed to credit risk. Credit risk is the risk that an issuer, guarantor or liquidity provider of a fixed-income security held by the Master Portfolio may be unable or unwilling, or may be perceived (whether by market participants, ratings agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. Credit risk includes the risk that one or more of the securities will be downgraded by a credit rating agency; generally, lower credit quality issuers have higher credit risks. An actual or perceived loss in creditworthiness of an issuer of a fixed-income security held by the Master Portfolio may result in a decrease in the value of the security. Credit risk also includes the risk that an issuer or guarantor of a security, or a bank or other financial institution that has entered into a repurchase agreement with the Master Portfolio, may default on its payment or repurchase obligation, as the case may be.

The values of the securities in which the Master Portfolio invests may go up or down in response to the prospects of individual issuers and/or general economic conditions (market risk). Price changes may be temporary or may last for extended periods. Recent instability in the financial markets has led the U.S. Government to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. Federal, state, and other governments, their regulatory agencies, or self regulatory organizations may take actions that affect the regulation of the instruments in which the Master Portfolio invests, or the issuers of such instruments, in ways that are unforeseeable. Legislation or regulation may also change the way in which the Fund and Master Portfolio themselves are regulated. Such legislation or regulation could limit or preclude the Fund’s or Master Portfolio’s ability to achieve its investment objective. Furthermore, volatile financial markets can expose the Master Portfolio to greater market and liquidity risk and potential difficulty in valuing portfolio instruments held by the Master Portfolio.

10	AllianzGI Money Market Fund Annual Report	12.31.12

The Fund is exposed to counterparty risk, or the risk that an institution or other entity with which the Master Portfolio has unsettled or open transactions will default. Financial assets, which potentially expose the Fund to counterparty risk, consist principally of cash due from counterparties and investments. Delivery of securities sold is only made once the Master Portfolio has received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve a net asset value of $1.00 per share, it is possible to lose money by investing in the Fund.

3.	INVESTMENT MANAGER/ADMINISTRATOR/SUB-ADMINISTRATOR/DISTRIBUTOR/FEES

Investment Advisory Fee.  The Investment Manager serves as the investment manager to the Fund pursuant to an Investment Management Agreement. The Investment Manager receives no compensation for its services to the Fund while the Fund is invested in a master-feeder structure. If the Fund does not invest substantially all of its investable assets in a master-feeder structure, the Investment Manager would receive an investment management fee, payable monthly, at an annual rate of 0.05% of the Fund’s average daily net assets.

Administration Fee.  The Investment Manager provides administrative services to the Fund and in return receives an administration fee, payable monthly, at an annual rate of 0.05% of the Fund’s average daily net assets.

Sub-Administration Fees.  Shareholders of the Fund pay a sub-administrative fee to SSgA Funds Management, Inc. (the “Sub-Administrator”), computed as a percentage of the Fund’s average daily net assets. Pursuant to a Sub-Administration Agreement, the Sub-Administrator provides the following services to the Fund: (i) subject to review and comment by the Fund’s legal counsel, prepares background materials for Board meetings, makes presentations where appropriate, and addresses follow-up matters raised at Board meetings; (ii) provides support and assistance with investor and public relations matters; and (iii) reviews and provides support and assistance on shareholder communications. For the period ended December 31, 2012, the Sub-Administrator received sub-administration fees of $13,675.

Distribution and Servicing Fees.  Allianz Global Investors Distributors LLC (the “Distributor”), an affiliate of the Investment Manager, serves as the distributor of the Fund’s shares. The Fund pays fees to the Distributor on an ongoing basis as compensation for the services the Distributor renders and the expenses it bears in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). Pursuant to a Shareholder Servicing Plan for Class A and Class C shares, the Fund pays the Distributor an annual fee, payable monthly, at an annual rate of 0.10% of the average daily net assets.

The Distributor also receives the proceeds of contingent deferred sales charges (“CDSC”) paid by the shareholders upon certain redemptions of Class A and Class C shares. For the period ended December 31, 2012, the Distributor received CDSC fees of $324.

12.31.12	AllianzGI Money Market Fund Annual Report	11

AllianzGI Money Market Fund

Notes to Financial Statements  (Cont.)

December 31, 2012

4.	TRUSTEE DEFERRED COMPENSATION PLAN

The Trust has adopted a deferred compensation plan (the “Plan”) for the Trustees, which permits the Trustees to defer their receipt of compensation from the Trust, at their election, in accordance with the terms of the Plan. Under the Plan, each Trustee may elect not to receive fees from the Trust on a current basis but to receive in a subsequent period an amount equal to the value of such fees as if they had been invested in one or more series of the Trust or series of Allianz Funds Multi-Strategy Trust selected by the Trustees on the normal payment dates for such fees. As a result of this arrangement, the Trust, upon making the deferred payments, will be in substantially the same financial position as if the deferred fees had been paid on the normal payment dates and immediately reinvested in shares of the fund(s) selected by the Trustees.

5.	EXPENSE LIMITATION

The Investment Manager has contractually agreed until April 30, 2013 to irrevocably waive the Fund’s allocable share of the ordinary operating expenses of the Master Portfolio, Fund fees and expenses and to reimburse the Fund, to the extent that Total Annual Fund Operating Expenses including payment of organizational expenses, but excluding interest, tax and extraordinary expenses, and certain credits and other expenses, exceed 0.26%, 0.26% and 0.16% of the average daily net assets of Class A, Class C and Institutional II Class shares, respectively. Under the Expense Limitation Agreement, the Investment Manager may recoup waived or reimbursed amounts for three years, provided total expenses, including such recoupment, do not exceed any annual expense limit.

To maintain certain net yields for the Fund, the Investment Manager or its affiliates may temporarily and voluntarily waive, reduce or reimburse all or any portion of the Fund’s fees and expenses.

6.	INCOME TAX INFORMATION

For the period ended December 31, 2012, the tax character of the dividends paid of $70,951 was comprised entirely of ordinary income.

At December 31, 2012, the tax character of distributable earnings of $611 was comprised entirely of ordinary income.

For the period ended December 31, 2012, permanent “book-tax” differences were primarily attributable to the non-deductible expenses. These adjustments increased undistributed net investment income and decreased paid-in-capital in excess of par by $127.

At December 31, 2012, the cost basis of the investment in the Master Portfolio was substantially the same for both federal income tax and financial reporting purposes.

12	AllianzGI Money Market Fund Annual Report	12.31.12

7.	SHARES OF BENEFICIAL INTEREST

The Trust may issue an unlimited number of shares of beneficial interest with $0.0001 par value. Changes in shares of beneficial interest were as follows:

	For the period February 17, 2012† through December 31, 2012
	Shares	Amount
Shares Sold:
Class A	7,969,236	$7,969,236
Class C	5,799,063	5,799,063
Institutional II Class	50,000,000	50,000,000
Issued in reinvestment of dividends:
Class A	843	843
Class C	594	594
Institutional II Class	14	14
Cost of shares redeemed:
Class A	(2,486,587)	(2,486,587)
Class C	(1,919,974)	(1,919,974)
Net increase resulting from Fund share transactions	59,363,189	$59,363,189

†	Commencement of operations.

8.	INVESTMENTS BY AFFILIATES

At December 31, 2012, AllianzGI NFJ Dividend Value Fund and AllianzGI NFJ Small-Cap Value Fund, separate investment funds of the Trust, each owned approximately 42% of the Fund.

9.	SUBSEQUENT EVENTS

Effective January 28, 2013, the name of the Fund changed from Allianz Global Investors Money Market Fund.

There were no other subsequent events that require recognition or disclosure. In preparing these financial statements, Fund management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued.

12.31.12	Allianz GI Money Market Fund Annual Report	13

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of the AllianzGI Money Market Fund:

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of AllianzGI Money Market Fund (formerly known as Allianz Global Investors Money Market Fund) (the “Fund”) at December 31, 2012, and the results of its operations, the changes in its net assets and the financial highlights for the period February 17, 2012 (commencement of operations) through December 31, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audit. We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2012 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Kansas City, Missouri

February 27, 2013

14	AllianzGI Money Market Fund Annual Report	12.31.12

Privacy Policy

(unaudited)

Our Commitment to You

We consider customer privacy to be a fundamental aspect of our relationship with shareholders and are committed to maintaining the confidentiality, integrity and security of our current, prospective and former shareholders’ personal information. To ensure our shareholders’ privacy, we have developed policies that are designed to protect this confidentiality, while allowing shareholders’ needs to be served.

Obtaining Personal Information

In the course of providing shareholders with products and services, we may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

Respecting Your Privacy

As a matter of policy, we do not disclose any personal or account information provided by shareholders or gathered by us to non-affiliated third parties, except as required for our everyday business purposes, such as to process transactions or service a shareholder’s account, or as otherwise permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, and gathering shareholder proxies. We may also retain non-affiliated financial services providers, such as broker-dealers, to market our shares or products and we may enter into joint-marketing arrangements with them and other financial companies. We may also retain marketing and research service firms to conduct research on shareholder satisfaction. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. We may also provide a shareholder’s personal and account information to their respective brokerage or financial advisory firm, Custodian, and/or to their financial advisor or consultant.

Sharing Information with Third Parties

We reserve the right to disclose or report personal information to non-affiliated third parties, in limited circumstances, where we believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect our rights or property or upon reasonable request by the Fund in which a shareholder has chosen to invest. In addition, we may disclose information about a shareholder or shareholder’s accounts to a non-affiliated third party only if we receive a shareholder’s written request or consent.

Sharing Information with Affiliates

We may share shareholder information with our affiliates in connection with our affiliates’ everyday business purposes, such as servicing a shareholder’s account, but our affiliates may not use this information to market products and services to you except in conformance with applicable laws or regulations. The information we share includes information about our experiences and transactions with a shareholder and may include, for example, a shareholder’s participation in the Fund or in other investment programs, a shareholder’s ownership of certain types of accounts (such as IRAs), or other data about a shareholder’s transactions or accounts. Our affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information

We take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, we have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In addition, we have physical, electronic and procedural safeguards in place to guard a shareholder’s non-public personal information.

Disposal of Confidential Records

We will dispose of records, if any, that are knowingly derived from data received from a consumer reporting agency regarding a shareholder that is an individual in a manner that ensures the confidentiality of the data is maintained. Such records include, among other things, copies of consumer reports and notes of conversations with individuals at consumer reporting agencies.

12.31.12	Allianz GI Money Market Fund Annual Report	15

Trustees

(unaudited)

The chart below identifies the Trustees and Officers of the Trust. The “interested” Trustees, as defined in the 1940 Act, are indicated below. Unless otherwise indicated, the correspondence address of all persons below is: 1633 Broadway, New York, New York 10019. The Fund’s Statement of Additional Information contains additional information about the Trustees. The Statement of Additional Information is available without charge, upon request, by calling 1-800-988-8380 (retail classes: A & C) or 1-800-498-5413 (Institutional II Class).

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
Interested Trustees
Udo Frank† Year of Birth: 1959	1/2006 to present	Managing Director, a member of the Executive Committee and Chief Marketing Officer, Allianz Global Investors U.S. LLC; Chairman of the Board of Managers, RCM Capital Management LLC; and a member of the Board of Managers, Caywood-Scholl Capital Management LLC.	19	None.
John C. Maney†† Year of Birth: 1959	12/2006 to present	Management Board of Allianz Global Investors Fund Management LLC; Management Board and Managing Director of Allianz Asset Management of America L.P. since January 2005 and also Chief Operating Officer of Allianz Asset Management of America L.P. since November 2006.	84	None.
Independent Trustees
Davey S. Scoon Year of Birth: 1946 Chairman of the Board of Trustees	1/2006 to present	Adjunct Assistant Professor, Tufts University School of Medicine and Adjunct Professor, University of Wisconsin-Madison. Formerly, Chief Administrative and Financial Officer, Tom’s of Maine (personal care products manufacturing); and Chief Administrative and Financial Officer, SunLife Financial—U.S. (financial services).	19	Chairman, Tufts Health Plan; Director, AMAG Pharmaceuticals, Inc.; Director, Orthofix International N.V. and Director, Biodel Inc. Formerly, Director, CardioKine Inc. and Director, NitroMed, Inc.
Maryann Bruce Year of Birth: 1960	6/2010 to present	President, Turnberry Advisory Group (business consulting). Formerly President, Aquila Distributors, Inc.; Senior Vice President of each of the equity and bond funds in the Aquila Group of Funds; Executive Managing Director, Evergreen Investments; and President, Evergreen Investments Services, Inc. (securities distribution).	19	Director, MBIA Inc.

16	AllianzGI Money Market Fund Annual Report	12.31.12

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
F. Ford Drummond Year of Birth: 1962	1/2006 to present	Owner/Operator, Drummond Ranch; Director, The Cleveland Bank. Formerly, General Counsel, BMI-Health Plans (benefits administration).	19	Director, Bancfirst Corporation
C. Kim Goodwin Year of Birth: 1959	6/2010 to present	Board Director, Advisor and Private Investor. Formerly, Head of Equities (Global), Credit Suisse; and Chief Investment Officer-Equities, State Street Research & Management Company (investment management).	19	Director, Akamai Technologies, Inc. and Director, Popular, Inc.
James S. MacLeod Year of Birth: 1947	1/2006 to present	Director, Chairman and Chief Executive Officer, CoastalSouth Bancshares, Inc.; Director and President, CoastalStates Bank; and Senior Managing Director and Chief Executive Officer, Homeowners Mortgage Enterprises Inc. Formerly, Executive Vice President, Mortgage Guaranty Insurance Corporation.	19	Director, Sykes Enterprises, Inc.
Edward E. Sheridan Year of Birth: 1954	1/2006 to present	Retired. Formerly, Managing Director, Head of Global Institutional Sales—Debt and Equity, Merrill Lynch & Co., Inc. (financial services).	19	None.
W. Bryant Stooks Year of Birth: 1940	1/1997 to present	President, Bryant Investments, Ltd. (financial services). Formerly, President, Ocotillo at Price LLC (real estate investments); President, Senior Vice President, Director and Chief Executive Officer, Archirodon Group Inc. (international construction firm); and Partner, Arthur Andersen & Co. (auditing).	19	None.
Gerald M. Thorne Year of Birth: 1938	1/1997 to present	Partner, Mount Calvary Associates, LLP (low income housing); and Partner, Evergreen Partners LLC (resort real estate). Formerly, Director, Kaytee Products, Inc. (birdseed company); President and Products Director, Firstar National Bank of Milwaukee; Chairman, President and Director, Firstar National Bank of Sheboygan; Director, Bando- McGlocklin Capital Corp. (small business investment company); Director, VPI Inc. (plastics company); and Director, American Orthodontics Corporation.	19	None.

12.31.12	AllianzGI Money Market Fund Annual Report	17

Trustees (Cont.)

(unaudited)

Name, Year of Birth and Position Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex* Overseen by Trustee	Other Directorships Held by Trustee
James W. Zug Year of Birth: 1940	1/2006 to present	Retired. Formerly, Partner, PricewaterhouseCoopers LLP (auditing).	19	Director, Brandywine Funds (3 portfolios); Director, Amkor Technology, Inc.; and Director, Teleflex Incorporated.

*	The term “Fund Complex” as used herein includes each Fund of the Trust and the following registered investment companies: each series of Allianz Funds Multi-Strategy Trust, each series of PIMCO Funds, each series of PIMCO Equity Series, each series of PIMCO Equity Series VIT, each series of PIMCO ETF Trust, PIMCO Global Advisors (Ireland) Limited, PIMCO Municipal Income Fund, PIMCO Municipal Income Fund II, PIMCO Municipal Income Fund III, PIMCO California Municipal Income Fund, PIMCO California Municipal Income Fund II, PIMCO California Municipal Income Fund III, PIMCO New York Municipal Income Fund, PIMCO New York Municipal Income Fund II, PIMCO New York Municipal Income Fund III, PIMCO Corporate & Income Strategy Fund, PIMCO Corporate & Income Opportunity Fund, PIMCO High Income Fund, AllianzGI Convertible & Income Fund, AllianzGI Convertible & Income Fund II, PIMCO Income Strategy Fund, PIMCO Income Strategy Fund II, AllianzGI NFJ Dividend, Interest and Premium Strategy Fund, AllianzGI International and Premium Strategy Fund, PIMCO Global StocksPLUS & Income Fund, AllianzGI Equity & Convertible Income Fund, AllianzGI Global Equity & Convertible Income Fund, PCM Fund Inc., PIMCO Income Opportunity Fund, PIMCO Strategic Global Government Fund, Inc., PIMCO Dynamic Income Fund, PIMCO Dynamic Credit Income Fund, each series of PIMCO Funds: Global Investors Series plc, each series of PIMCO Private Account Portfolio Series, each series of AllianzGI Managed Accounts Trust (f/k/a Allianz Global Investors Managed Accounts Trust), each series of Premier Multi-Series VIT, each series of US Allianz Variable Insurance Products Trust and registered investment companies advised by RCM Capital Management LLC, Allianz Global Investors U.S. LLC and NFJ Investment Group LLC.
†	Mr. Frank is an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, as a result of his positions set forth in the table above.
††	Mr. Maney is an “interested person” of the Trust, as defined in Section 2(a)(19) of the 1940 Act, due to his positions set forth in the table above among others with the Trust’s Investment Manager and various affiliated entities.

18	AllianzGI Money Market Fund Annual Report	12.31.12

Fund Officers

(unaudited)

Name, Year of Birth and Position Held with Trust	Term of Office** and Length of Time Served	Principal Occupation(s) During Past 5 Years
Brian S. Shlissel Year of Birth: 1964 President	1/2011 to present	Management Board, Managing Director and Head of Mutual Fund Services, Allianz Global Investors Fund Management LLC; President and Chief Executive Officer of 30 funds in the Fund Complex; President of 54 funds in the Fund Complex; and Treasurer, Principal Financial and Accounting Officer of The Korea Fund, Inc. Formerly, Treasurer, Principal Financial and Accounting Officer of 50 funds in the Fund Complex (2005-2010).
Lawrence G. Altadonna Year of Birth: 1966 Treasurer, Principal Financial and Accounting Officer	1/2011 to present	Director, Allianz Global Investors Fund Management LLC; Treasurer, Principal Financial and Accounting Officer of 84 funds in the Fund Complex; and Assistant Treasurer of The Korea Fund, Inc. Formerly, Assistant Treasurer of 50 funds in the Fund Complex (2005-2010).
Thomas J. Fuccillo Year of Birth: 1968 Vice President, Chief Legal Officer and Secretary	12/2006 to present	Managing Director, Chief Legal Officer and Secretary of Allianz Global Investors Fund Management LLC and Allianz Global Investors Distributors LLC; Managing Director and Chief Regulatory Counsel of Allianz Global Investors U.S. Holdings LLC; Vice President, Secretary and Chief Legal Officer of 84 funds in the Fund Complex; and Secretary and Chief Legal Officer of The Korea Fund, Inc.
Youse Guia*** Year of Birth: 1972 Chief Compliance Officer	9/2004 to present	Director, Chief Compliance Officer and Chief of U.S. Compliance of Allianz Global Investors U.S. Holdings LLC.; Chief Compliance Officer of 84 funds in the Fund Complex and of The Korea Fund, Inc.
Scott Whisten Year of Birth: 1971 Assistant Treasurer	3/2007 to present	Director, Allianz Global Investors Fund Management LLC; and Assistant Treasurer of 84 funds in the Fund Complex.
Richard Cochran Year of Birth: 1961 Assistant Treasurer	5/2008 to present	Vice President, Allianz Global Investors Fund Management LLC; and Assistant Treasurer of 84 funds in the Fund Complex and of The Korea Fund, Inc. Formerly, Tax Manager, Teacher Insurance Annuity Association/College Retirement Equity Fund (TIAA-CREF) (2002-2008).
Orhan Dzemaili Year of Birth: 1974 Assistant Treasurer	1/2011 to present	Vice President, Allianz Global Investors Fund Management LLC; and Assistant Treasurer of 84 funds in the Fund Complex.
Richard H. Kirk Year of Birth: 1961 Assistant Secretary	12/2004 to present	Director, Allianz Global Investors U.S. LLC.; Director and Associate General Counsel, Allianz Global Investors Distributors LLC. Assistant Secretary of 53 funds in the Fund Complex.
Lagan Srivastava Year of Birth: 1977 Assistant Secretary	12/2006 to present	Vice President, Allianz Global Investors U.S. Holdings LLC.; Assistant Secretary of 84 funds in the Fund Complex; and of The Korea Fund, Inc.

**	The officers of the Trust are elected annually by the Board of Trustees.
***	The correspondence address for Mr. Guia is 680 Newport Center Drive, Suite 250, Newport Beach, California 92660.

12.31.12	AllianzGI Money Market Fund Annual Report	19

AllianzGI Money Market Fund

Trustees

Davey S. Scoon

Chairman of the Board of Trustees

Maryann Bruce

F. Ford Drummond

Udo Frank

C. Kim Goodwin

James S. MacLeod

John C. Maney

Edward E. Sheridan

W. Bryant Stooks

Gerald M. Thorne

James W. Zug

Investment Manager/Administrator

Allianz Global Investors Fund Management LLC

1633 Broadway

New York, NY 10019

Distributor

Allianz Global Investors Distributors LLC

1633 Broadway

New York, NY 10019

Shareholder Servicing and Transfer Agents

Boston Financial Data Services, Inc.

(Class A and Class C shares)

P.O. Box 8050

Boston, MA 02266-8050

(Institutional II Class shares)

330 West 9th Street, 5th Floor

Kansas City, MO 64105

Fund Officers

Brian S. Shlissel

President

Lawrence G. Altadonna

Treasurer, Principal Financial & Accounting Officer

Thomas J. Fuccillo

Vice President, Secretary & Chief Legal Officer

Youse E. Guia

Chief Compliance Officer

Scott Whisten

Assistant Treasurer

Richard J. Cochran

Assistant Treasurer

Orhan Dzemaili

Assistant Treasurer

Richard H. Kirk

Assistant Secretary

Lagan Srivastava

Assistant Secretary

Custodian & Accounting Agent

State Street Bank & Trust Co.

801 Pennsylvania Avenue

Kansas City, MO 64105

Independent Registered Public

Accounting Firm

PricewaterhouseCoopers LLP

1100 Walnut, Suite 1300

Kansas City, MO 64106

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, MA 02199

This report, including the financial information herein, is transmitted to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for use in the purchase of shares of the Fund or any securities mentioned in this report.

For Account Information

Contact your financial adviser, or if you receive account statements directly from Allianz Global Investors/ BFDS, you can also call (800) 988-8380 for Class A and Class C shares or (800) 498-5413 for Institutional II Class shares. Telephone representatives are available Monday-Friday 8:30 am to 8:00 pm Eastern Time. Or visit our website, www.allianzinvestors.com.

STATE STREET MONEY MARKET PORTFOLIO

ANNUAL REPORT

December 31, 2012

State Street Money Market Portfolio (Unaudited)

Expense Example

As an interestholder of the State Street Money Market Portfolio, you incur ongoing costs, which include costs for portfolio management and administrative services, among others. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 made at the beginning of the period shown and held for the entire period from July 1, 2012 to December 31, 2012.

The table below illustrates your Portfolio’s costs in two ways:

•	Based on actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Portfolio under the heading “Expenses Paid During Period”.

•	Based on hypothetical 5% return – This section is intended to help you compare your Portfolio’s costs with those of other mutual funds. It assumes that the Portfolio had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case, because the return used is not the Portfolio’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Portfolio’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Six Months Ended December 31, 2012

	Beginning Account Value July 1, 2012	Ending Account Value December 31, 2012	Expenses Paid During Period*
Based on Actual Portfolio Return	$1,000.00	$1,001.30	$0.30
Based on Hypothetical (5% return before expenses)	$1,000.00	$1,024.83	$0.31

*	The calculations are based on expenses incurred in the most recent six month period of the Portfolio. The Portfolio’s annualized expense ratio for the six month period ended December 31, 2012 was 0.06%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (the most recent six month period).

State Street Money Market Portfolio

Portfolio Statistics (Unaudited)

Portfolio Composition*

December 31, 2012
Certificates of Deposit	45.7%
Government Agency Repurchase Agreements	16.7
Financial Company Commercial Paper	16.2
Asset Backed Commercial Paper	8.9
Treasury Repurchase Agreements	5.0
Time Deposits	3.9
Other Notes	2.5
Treasury Debt	0.6
Government Agency Debt	0.5

Total	100.0%

Maturity Ladder*

December 31, 2012
Overnight (1 Day)	23.9%
2-30 Days	21.9
31-60 Days	21.2
61-90 Days	15.1
Over 90 Days	17.9

Total	100.0%

Average days to maturity	32
Weighted average life	46

*	As a percentage of net assets as of the date indicated. The Portfolio’s composition will vary over time.

See Notes to Financial Statements.	23

State Street Money Market Portfolio Portfolio of Investments

December 31, 2012

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
ASSET BACKED COMMERCIAL PAPER — 8.9%
Alpine Securitization Corp. (a)(b)	0.249%	01/09/2013	01/09/2013	$100,000,000	$99,994,556
Aspen Funding Corp. (a)(b)	0.304%	01/17/2013	01/17/2013	75,000,000	74,990,000
Cancara Asset Securitization LLC (b)(c)	0.250%	01/23/2013	01/23/2013	275,000,000	274,957,986
Collateralized Commercial Paper Co. LLC (b)	0.371%	03/01/2013	03/01/2013	240,000,000	239,854,467
Gemini Securitization Corp. LLC (a)(b)	0.304%	01/17/2013	01/17/2013	75,000,000	74,990,000
Gemini Securitization Corp. LLC (a)(b)	0.304%	01/24/2013	01/24/2013	150,000,000	149,971,250
Kells Funding LLC (b)(c)	0.518%	01/18/2013	01/18/2013	75,000,000	74,981,937
Kells Funding LLC (b)(c)	0.518%	01/22/2013	01/22/2013	120,000,000	119,964,300
Kells Funding LLC (b)(c)	0.327%	02/05/2013	02/05/2013	300,000,000	299,903,750
Kells Funding LLC (b)(c)	0.324%	03/21/2013	03/21/2013	50,000,000	49,962,694
Kells Funding LLC (b)(c)	0.326%	03/21/2013	03/21/2013	75,000,000	74,944,042
Kells Funding LLC (b)(c)	0.317%	03/28/2013	03/28/2013	50,000,000	49,960,583
Kells Funding LLC (b)(c)	0.325%	03/28/2013	03/28/2013	50,000,000	49,959,389
Kells Funding LLC (b)(c)	0.312%	04/05/2013	04/05/2013	150,000,000	149,874,667
Kells Funding LLC (b)(c)	0.389%	04/08/2013	04/08/2013	250,000,000	249,730,555
Newport Funding Corp. (a)(b)	0.304%	01/24/2013	01/24/2013	80,000,000	79,984,667
Northern Pines Funding LLC (b)(c)	0.355%	01/22/2013	01/22/2013	59,000,000	58,987,954
Northern Pines Funding LLC (b)(c)	0.315%	03/12/2013	03/12/2013	200,000,000	199,879,444
Ridgefield Funding Co. (b)(c)	0.800%	01/09/2013	01/09/2013	80,000,000	79,985,778

TOTAL ASSET BACKED COMMERCIAL PAPER					2,452,878,019

FINANCIAL COMPANY COMMERCIAL PAPER — 16.2%
BNP Paribas (b)	0.650%	02/11/2013	02/11/2013	182,000,000	181,865,269
DNB Bank ASA (a)(d)	0.362%	01/28/2013	01/28/2013	400,000,000	400,000,000
DNB Bank ASA (a)(d)	0.360%	01/07/2013	07/05/2013	250,000,000	250,000,000
General Electric Capital Corp. (b)	0.230%	01/18/2013	01/18/2013	88,000,000	87,990,442
General Electric Capital Corp. (b)	0.244%	02/25/2013	02/25/2013	14,000,000	13,994,867
HSBC Bank PLC (a)(d)	0.323%	01/07/2013	02/07/2013	105,000,000	105,000,000
HSBC Bank PLC (a)(d)	0.393%	01/09/2013	07/09/2013	95,000,000	95,000,000
JPMorgan Chase & Co. (d)	0.353%	01/07/2013	03/07/2013	200,000,000	200,000,000
JPMorgan Chase & Co. (d)	0.293%	01/08/2013	04/08/2013	170,000,000	170,000,000
JPMorgan Chase & Co. (d)	0.301%	01/22/2013	04/22/2013	250,000,000	250,000,000
Nationwide Building Society (a)(b)	0.457%	03/04/2013	03/04/2013	80,000,000	79,938,000
Nationwide Building Society (a)(b)	0.386%	03/22/2013	03/22/2013	75,000,000	74,936,667
Nationwide Building Society (a)(b)	0.386%	04/03/2013	04/03/2013	170,000,000	169,834,911
Nordea Bank AB (b)	0.233%	02/05/2013	02/05/2013	300,000,000	299,932,917
Nordea Bank AB (b)	0.233%	02/07/2013	02/07/2013	300,000,000	299,929,083
Nordea Bank AB (b)	0.233%	02/08/2013	02/08/2013	100,000,000	99,975,722
Nordea Bank AB (b)	0.233%	02/11/2013	02/11/2013	350,000,000	349,908,319
NRW Bank (a)(b)	0.213%	01/25/2013	01/25/2013	112,000,000	111,984,320
NRW Bank (a)(b)	0.213%	01/28/2013	01/28/2013	135,000,000	134,978,738
Skandinaviska Enskilda Banken AB (a)(b)	0.351%	04/19/2013	04/19/2013	220,000,000	219,769,000
Sumitomo Mitsui Banking Corp. (a)(b)	0.289%	02/07/2013	02/07/2013	150,000,000	149,956,063
Sumitomo Mitsui Banking Corp. (a)(b)	0.269%	02/15/2013	02/15/2013	250,000,000	249,917,187
Sumitomo Mitsui Banking Corp. (a)(b)	0.264%	02/20/2013	02/20/2013	200,000,000	199,927,778
Swedbank AB (b)	0.284%	02/11/2013	02/11/2013	100,000,000	99,968,111

24	See Notes to Financial Statements.

State Street Money Market Portfolio Portfolio of Investments

December 31, 2012 (continued)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
FINANCIAL COMPANY COMMERCIAL PAPER — (continued)
Toyota Motor Credit Corp. (b)	0.270%	01/02/2013	01/02/2013	$35,300,000	$35,299,735
Toyota Motor Credit Corp. (b)	0.274%	01/24/2013	01/24/2013	35,600,000	35,593,859
Toyota Motor Credit Corp. (b)	0.274%	01/28/2013	01/28/2013	50,600,000	50,589,754
Toyota Motor Credit Corp. (b)	0.244%	02/20/2013	02/20/2013	46,000,000	45,984,667

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					4,462,275,409

CERTIFICATES OF DEPOSIT — 45.7%
Bank of Montreal	0.230%	03/21/2013	03/21/2013	300,000,000	300,000,000
Bank of Nova Scotia (d)	0.253%	01/07/2013	03/06/2013	300,000,000	300,000,000
Bank of Nova Scotia (d)	0.273%	01/07/2013	06/06/2013	335,000,000	335,000,000
Bank of Tokyo — Mitsubishi	0.300%	02/04/2013	02/04/2013	250,000,000	250,001,180
Bank of Tokyo — Mitsubishi	0.260%	02/12/2013	02/12/2013	500,000,000	500,000,000
Bank of Tokyo — Mitsubishi	0.270%	03/06/2013	03/06/2013	600,000,000	600,000,000
Barclays Bank (d)	0.730%	01/22/2013	02/19/2013	200,000,000	200,000,000
Barclays Bank (d)	0.723%	01/07/2013	03/06/2013	200,000,000	200,000,000
Barclays Bank (d)	0.551%	01/22/2013	03/22/2013	300,000,000	300,000,000
Barclays Bank	0.450%	06/10/2013	06/10/2013	400,000,000	400,000,000
BNP Paribas	0.630%	02/11/2013	02/11/2013	80,000,000	80,000,000
Canadian Imperial Bank of Commerce (d)	0.295%	01/05/2013	06/05/2013	195,000,000	195,000,000
Credit Suisse	0.330%	02/12/2013	02/12/2013	600,000,000	600,000,000
Credit Suisse (d)	0.310%	01/28/2013	03/26/2013	235,000,000	235,000,000
Credit Suisse	0.270%	04/29/2013	04/29/2013	200,000,000	200,000,000
Deutsche Bank AG	0.230%	01/23/2013	01/23/2013	600,000,000	600,000,000
ING Bank NV	0.590%	02/15/2013	02/15/2013	300,000,000	300,000,000
ING Bank NV	0.410%	04/04/2013	04/04/2013	350,000,000	350,000,000
ING Bank NV	0.410%	04/05/2013	04/05/2013	350,000,000	350,000,000
Lloyds TSB Bank	0.250%	01/02/2013	01/02/2013	125,000,000	125,000,000
Lloyds TSB Bank	0.250%	01/14/2013	01/14/2013	119,000,000	119,000,000
Lloyds TSB Bank	0.250%	01/23/2013	01/23/2013	218,000,000	218,000,000
Lloyds TSB Bank	0.290%	03/06/2013	03/06/2013	376,000,000	376,000,000
National Australia Bank Ltd. (d)	0.315%	01/04/2013	02/04/2013	300,000,000	300,000,000
Nordea Bank AB	0.240%	02/22/2013	02/22/2013	100,000,000	100,000,000
Norinchukin Bank	0.170%	01/04/2013	01/04/2013	275,000,000	275,000,000
Rabobank Nederland NV	0.459%	01/02/2013	01/02/2013	225,000,000	225,000,000
Rabobank Nederland NV	0.454%	01/04/2013	01/04/2013	500,000,000	500,000,000
Rabobank Nederland NV	0.410%	01/28/2013	01/28/2013	200,000,000	200,000,000
Rabobank Nederland NV (d)	0.385%	01/25/2013	07/25/2013	65,000,000	65,000,000
Rabobank Nederland NV (d)	0.395%	01/25/2013	07/25/2013	165,000,000	165,000,000
Royal Bank of Canada (d)	0.360%	02/11/2013	08/12/2013	75,000,000	75,000,000
Royal Bank of Canada (d)	0.362%	02/27/2013	08/27/2013	67,500,000	67,500,000
Skandinaviska Enskilda Banken AB (d)	0.425%	01/04/2013	04/04/2013	385,000,000	385,000,000
Skandinaviska Enskilda Banken AB	0.340%	04/12/2013	04/12/2013	470,000,000	470,000,000
Sumitomo Mitsui Banking Corp.	0.330%	01/17/2013	01/17/2013	400,000,000	400,000,000
Sumitomo Mitsui Banking Corp.	0.290%	02/04/2013	02/04/2013	300,000,000	300,000,000
Svenska Handelsbanken AB	0.255%	01/02/2013	01/02/2013	175,000,000	175,000,000
Svenska Handelsbanken AB	0.240%	01/17/2013	01/17/2013	121,000,000	121,000,000

See Notes to Financial Statements.	25

State Street Money Market Portfolio Portfolio of Investments

December 31, 2012 (continued)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
CERTIFICATES OF DEPOSIT — (continued)
Svenska Handelsbanken AB	0.240%	02/06/2013	02/06/2013	$161,000,000	$161,000,000
Svenska Handelsbanken AB	0.245%	02/14/2013	02/14/2013	50,000,000	50,000,305
Svenska Handelsbanken AB	0.260%	02/14/2013	02/14/2013	104,000,000	104,000,000
Swedbank AB	0.440%	02/04/2013	02/04/2013	278,000,000	278,000,000
Toronto Dominion Bank	0.200%	01/10/2013	01/10/2013	250,000,000	250,000,000
Toronto Dominion Bank (d)	0.313%	02/04/2013	02/04/2013	61,500,000	61,500,000
Toronto Dominion Bank	0.240%	03/20/2013	03/20/2013	100,000,000	100,000,000
UBS AG	0.240%	03/28/2013	03/28/2013	330,000,000	330,000,000
UBS AG (d)	0.344%	01/02/2013	05/01/2013	270,000,000	270,000,000

TOTAL CERTIFICATES OF DEPOSIT					12,561,001,485

OTHER NOTES — 2.5%
Bank of America NA	0.310%	01/14/2013	01/14/2013	250,000,000	250,000,000
Bank of America NA	0.300%	03/12/2013	03/12/2013	390,000,000	390,000,000
Toyota Motor Credit Corp. (d)	0.361%	03/11/2013	09/09/2013	45,860,000	45,860,000

TOTAL OTHER NOTES					685,860,000

TIME DEPOSITS — 3.9%
Bank of Montreal	0.080%	01/02/2013	01/02/2013	280,000,000	280,000,000
Bank of Nova Scotia	0.030%	01/02/2013	01/02/2013	600,000,000	600,000,000
BNP Paribas	0.010%	01/02/2013	01/02/2013	47,267,000	47,267,000
Royal Bank of Canada	0.050%	01/02/2013	01/02/2013	150,000,000	150,000,000

TOTAL TIME DEPOSITS					1,077,267,000

GOVERNMENT AGENCY DEBT — 0.5%
Federal Home Loan Mortgage Corp. (b)	0.159%	02/11/2013	02/11/2013	142,000,000	141,974,124

TREASURY DEBT — 0.6%
U.S. Treasury Note (b)	0.155%	01/15/2013	01/15/2013	170,000,000	170,078,818

					Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — 16.7%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/26/2012 (collateralized by Federal Home Loan Mortgage Corporations, 1.375% - 3.720% due 02/25/2014 - 02/27/2032, and Federal National Mortgage Associations, 0.480% - 5.375% due 06/26/2013 - 05/11/2017, valued at $102,000,029); expected proceeds $100,002,917	0.150%	01/02/2013	01/02/2013	100,000,000	$100,000,000

26	See Notes to Financial Statements.

State Street Money Market Portfolio Portfolio of Investments

December 31, 2012 (continued)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — (continued)
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/27/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% - 5.500% due 04/01/2027 - 06/01/2041, Federal National Mortgage Associations, 2.500% - 5.500% due 09/01/2022 - 11/01/2042, and a Government National Mortgage Association, 3.500% due 09/20/2041, valued at $204,132,888); expected proceeds $200,007,000	0.180%	01/03/2013	01/03/2013	$200,000,000	$200,000,000

Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% - 5.500% due 06/01/2025 - 11/01/2042, and Federal National Mortgage Associations, 2.500% - 5.000% due 12/01/2025 - 12/01/2042, valued at $741,540,000); expected proceeds $727,008,886	0.220%	01/02/2013	01/02/2013	727,000,000	727,000,000

Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/26/2012 (collateralized by Federal National Mortgage Associations, 3.000% - 5.500% due 03/01/2026 - 10/01/2042, valued at $127,673,817); expected proceeds $125,004,861	0.200%	01/02/2013	01/02/2013	125,000,000	125,000,000

Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/26/2012 (collateralized by Government National Mortgage Associations, 2.500% - 3.500% due 08/20/2042 - 12/20/2042, valued at $112,200,001); expected proceeds $110,004,706	0.220%	01/02/2013	01/02/2013	110,000,000	110,000,000

See Notes to Financial Statements.	27

State Street Money Market Portfolio Portfolio of Investments

December 31, 2012 (continued)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — (continued)
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/27/2012 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% - 6.000% due 12/01/2025 - 12/01/2042, and Federal National Mortgage Associations, 2.500% - 6.500% due 08/01/2020 - 01/01/2043, valued at $357,000,001); expected proceeds $350,014,972	0.220%	01/03/2013	01/03/2013	$350,000,000	$350,000,000

Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/28/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 6.000% due 01/01/2027 - 12/01/2042, and Federal National Mortgage Associations, 2.500% - 6.500% due 11/01/2022 - 12/01/2042, valued at $459,000,001); expected proceeds $450,019,250	0.220%	01/04/2013	01/04/2013	450,000,000	450,000,000

Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% due 06/10/2013 - 06/24/2013, and a Federal National Mortgage Association, 6.625% due 11/15/2030, valued at $239,700,549); expected proceeds $235,003,656	0.280%	01/02/2013	01/02/2013	235,000,000	235,000,000

Agreement with ING Financial Markets, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/31/2012 (collateralized by Federal National Mortgage Associations, 4.000% - 5.500% due 05/01/2025 - 11/01/2040, valued at $153,001,390); expected proceeds $150,001,583	0.190%	01/02/2013	01/02/2013	150,000,000	150,000,000

Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 12/26/2012 (collateralized by Federal National Mortgage Associations, 2.000% - 12.000% due 9/01/2013 - 01/01/2049, valued at $204,002,810); expected proceeds $200,007,778	0.200%	01/02/2013	01/02/2013	200,000,000	200,000,000

28	See Notes to Financial Statements.

State Street Money Market Portfolio Portfolio of Investments

December 31, 2012 (continued)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS — (continued)
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by Federal Home Loan Mortgage Corporations, 3.000% - 4.500% due 02/01/2041 - 11/01/2042, and Federal National Mortgage Associations, 3.000% - 4.500% due 07/01/2026 - 01/01/2043, valued at $858,840,000); expected proceeds $842,009,356	0.200%	01/02/2013	01/02/2013	$842,000,000	$842,000,000

Agreement with Morgan Stanley & Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by Federal National Mortgage Associations, 3.000% - 5.000% due 12/01/2025 - 12/01/2042, valued at $760,920,001); expected proceeds $746,010,361	0.250%	01/02/2013	01/02/2013	746,000,000	746,000,000

Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% - 10.500% due 03/01/2015 - 12/01/2042, Federal National Mortgage Associations, 2.500% - 11.500% due 05/01/2013 - 01/01/2043, and Government National Mortgage Associations, 2.500% - 9.500% due 06/20/2013 - 12/15/2042, valued at $357,000,001); expected proceeds $350,003,500	0.180%	01/02/2013	01/02/2013	350,000,000	350,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					4,585,000,000

TREASURY REPURCHASE AGREEMENTS — 5.0%
Agreement with Barclays Capital, Inc., dated 12/31/2012 (collateralized by U.S. Treasury Notes, 4.500% - 4.625% due 08/15/2039 - 02/15/2040, valued at $816,437,504); expected proceeds $800,008,889	0.200%	01/02/2013	01/02/2013	800,000,000	800,000,000

See Notes to Financial Statements.	29

State Street Money Market Portfolio Portfolio of Investments

December 31, 2012 (continued)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS — (continued)
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by a U.S. Treasury Strip, 1.625% due 08/15/2022, valued at $331,500,090); expected proceeds $325,003,611	0.200%	01/02/2013	01/02/2013	$325,000,000	$325,000,000

Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 12/31/2012 (collateralized by U.S. Treasury Strips, 1.500% - 2.625% due 07/31/2016 - 11/15/2020, valued at $244,800,036); expected proceeds $240,002,400	0.180%	01/02/2013	01/02/2013	240,000,000	240,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					1,365,000,000

TOTAL INVESTMENTS (e) — 100.0%					27,501,334,855
Other Assets in Excess of Liabilities — 0.0% (f)					7,427,044

NET ASSETS — 100.0%					$27,508,761,899

(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,721,173,137 or 9.89% of net assets as of December 31, 2012.
(b)	Rate represents annualized yield at date of purchase.
(c)	Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $1,733,093,079 or 6.30% of net assets as of December 31, 2012.
(d)	Variable Rate Security—Interest rate shown is rate in effect as of December 31, 2012.
(e)	The values of these securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding Fair Value Measurements and Disclosures. (Note 2)
(f)	Amount represents less than 0.05% of net assets.

30	See Notes to Financial Statements.

State Street Money Market Portfolio

Statement of Assets and Liabilities

December 31, 2012

Assets
Investments at market value and amortized cost (Note 2)	$21,551,334,855
Repurchase Agreements, at market value and cost (Note 2)	5,950,000,000
Total Investments	27,501,334,855
Cash	688
Interest receivable	8,935,590
Prepaid expenses and other assets	38,925
Total assets	27,510,310,058
Liabilities
Managment fee payable (Note 3)	1,185,605
Administration and custody fees payable (Note 3)	314,456
Professional fees payable	37,488
Trustee’s fees payable (Note 4)	3,346
Accrued expenses and other liabilities	7,264
Total liabilities	1,548,159
Net Assets	$27,508,761,899

See Notes to Financial Statements.	31

State Street Money Market Portfolio

Statement of Operations

Year Ended December 31, 2012

Investment Income
Interest	$87,029,642

Expenses
Management fees (Note 3)	13,612,648
Administration and custody fees (Note 3)	3,635,036
Trustees’ fees (Note 4)	196,386
Professional fees	62,275
Printing fees	12,863
Other expenses	132,782
Total net expenses	17,651,990

Net Investment Income	69,377,652

Realized Gain
Net realized gain on investments	284,621

Net Increase in Net Assets Resulting from Operations	$69,662,273

32	See Notes to Financial Statements.

State Street Money Market Portfolio

Statements of Changes in Net Assets

	Year ended December 31, 2012	Year ended December 31, 2011
Increase (Decrease) in Net Assets from Operations:
Net investment income	$69,377,652	$54,401,616
Net realized gain on investments	284,621	35,236
Net increase in net assets from operations	69,662,273	54,436,852
Capital Transactions:
Contributions	57,809,882,476	54,609,201,296
Withdrawals	(53,150,969,195)	(58,387,277,456)
Net increase (decrease) in net assets from capital transactions	4,658,913,281	(3,778,076,160)
Net Increase (Decrease) in Net Assets	4,728,575,554	(3,723,639,308)
Net Assets
Beginning of year	22,780,186,345	26,503,825,653
End of year	$27,508,761,899	$22,780,186,345

See Notes to Financial Statements.	33

State Street Money Market Portfolio

Financial Highlights

		Ratios to Average Net Assets					Net Assets End of Period (000s omitted)
Period Ended December 31,	Total Return(a)	Gross Operating Expenses	Net Operating Expenses		Net Investment Income (Loss)
Money Market Portfolio
2012	0.26%	0.06%	0.06%		0.25%		$27,508,762
2011	0.20%	0.07%	0.07%		0.20	%(b)	$22,780,186
2010	0.20%	0.12%	0.12%		0.20%		$26,503,826
2009	0.52%	0.12%	0.11	%(b)	0.46	%(b)	$15,488,081
2008	2.75%	0.12%	0.10%		2.79%		$8,605,905

(a)	Results represent past performance and are not indicative of future results. Total return for periods of less than one year are not annualized.
(b)	Results reflect the effect of expense waivers. Without these waivers, net investment income would have been lower.

34	See Notes to Financial Statements.

State Street Money Market Portfolio

Notes to Financial Statements

December 31, 2012

1.	Organization

The State Street Master Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and was organized as a business trust under the laws of the Commonwealth of Massachusetts on July 27, 1999. The Trust comprises ten investment portfolios: State Street Equity 500 Index Portfolio, State Street Equity 400 Index Portfolio, State Street Equity 2000 Index Portfolio, State Street Aggregate Bond Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street Limited Duration Bond Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. At December 31, 2012, the following Portfolios were operational: State Street Equity 500 Index Portfolio, State Street Money Market Portfolio, State Street Tax Free Money Market Portfolio, State Street U.S. Government Money Market Portfolio, State Street Treasury Money Market Portfolio and State Street Treasury Plus Money Market Portfolio. Information presented in these financial statements pertains only to State Street Money Market Portfolio (the “Portfolio”). The Portfolio commenced operations on August 12, 2004. The Portfolio is authorized to issue an unlimited number of non-transferable beneficial interests.

The Portfolio’s investment objective is to seek to maximize current income, to the extent consistent with the preservation of capital and liquidity and the maintenance of a stable $1.00 per share net asset value by investing in U.S. dollar denominated money market securities.

2.	Significant Accounting Policies

The following is a summary of the significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements.

Security valuation – As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

State Street Money Market Portfolio

Notes to Financial Statements  (Cont.)

December 31, 2012

The following is a summary of the inputs used, as of December 31, 2012, in valuing the Portfolio’s assets carried at fair value:

Investments in Securities
Valuation Inputs
Level 1—Quoted Prices	$—
Level 2—Other Significant Observable Inputs	27,501,334,855
Level 3—Significant Unobservable Inputs	—
Total Investments	$27,501,334,855

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the year ended December 31, 2012, there were no transfers between levels.

Securities Transactions, Investment Income and Expenses – Securities transactions are recorded on a trade date basis. Interest income is recorded daily on the accrual basis and includes amortization of premium and accretion of discount on investments. Premium is amortized and discount is accreted using the straight line method. Realized gains and losses from securities transactions are recorded on the basis of identified cost. Expenses are accrued daily.

All of the net investment income and realized gains and losses from the security transactions of the Portfolio are allocated pro rata among the partners in the Portfolio daily based on each partner’s daily ownership percentage.

Federal Income Taxes – The Portfolio is not required to pay federal income taxes on its net investment income and net capital gains because it is treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolio are deemed to have been “passed through” to the Portfolio’s partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolio. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes.

The Portfolio has reviewed the tax positions for open years as of December 31, 2012, and determined it does not have a liability for any unrecognized tax expenses. The Portfolio recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations. As of December 31, 2012, tax years 2009 through 2012 remain subject to examination by the Portfolio’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.

At December 31, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements – A repurchase agreement customarily obligates the seller at the time it sells securities to the Portfolio to repurchase the securities at a mutually agreed upon price and time which, in the case of the Portfolio’s transactions, is generally within seven days. The total amount received by the Portfolio on repurchase is calculated to exceed the price paid by the Portfolio, reflecting an agreed-upon market rate of interest for the period of time to the settlement date, and is not necessarily related to the interest rate on the underlying securities. The underlying securities are ordinarily United States Government or Government Agency securities, but may consist of other securities. The value of the underlying securities, at the time of purchase and each subsequent business day, is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The use of repurchase agreements involves certain risks. For example, if the seller of securities under a repurchase agreement defaults on its obligation to repurchase the underlying securities (as a result of its bankruptcy or otherwise) the Portfolio will seek to dispose of such securities; this action could involve costs or delays. In addition, the proceeds of any such disposition may be less than the amount the Portfolio is owed under the repurchase agreement. The Portfolio may enter into repurchase agreements maturing within seven days with domestic dealers, banks and other financial institutions deemed to be creditworthy by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), a subsidiary of State Street Corporation and an affiliate of State Street Bank and Trust Company (“State Street”).

Expense Allocation – Certain expenses are applicable to multiple Portfolios. Expenses directly attributable to the Portfolio are charged to that Portfolio. Expenses of the Trust that are not directly attributed to the Portfolio are allocated among the Portfolios, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the Portfolios can otherwise be made.

Use of Estimates – The Portfolio’s financial statements are prepared in accordance with U.S. generally accepted accounting principles, which require the use of management estimates. Actual results could differ from those estimates. It is reasonably possible that these differences could be material.

Subsequent Events – Management has determined that there are no subsequent events or transactions that would have materially impacted the Portfolios’ financial statements as presented.

3.	Related Party Fees

The Portfolio has entered into an investment advisory agreement with the Adviser, under which the Adviser directs the investments of the Portfolio in accordance with their investment objectives, policies, and limitations. In compensation for the Adviser’s services as investment adviser, the Portfolio pays the Adviser a management fee at an annual rate of 0.05% of its average daily net assets.

State Street is the administrator, custodian and transfer agent for the Portfolio. In compensation for State Street’s services as administrator, custodian and transfer agent the Portfolio pays State Street an annual fee, which is accrued daily and payable monthly at the applicable fee rate described below, of the following annual percentages of the Trust’s average aggregate daily net assets, exclusive of the Equity 500 Index Portfolio, during the month as follows:

Asset Levels	Annual Percentage of Average Aggregate Daily Net Assets
First $400 million	0.03%
Next $15 billion	0.02%
Thereafter	0.01%
Minimum annual fee	$150,000

State Street Money Market Portfolio

Notes to Financial Statements  (Cont.)

December 31, 2012

4.	Trustees’ Fees

Each Independent Trustee receives for his or her services a $100,000 retainer in addition to $5,000 for each in-person meeting and $1,250 for each telephonic meeting from the Trust. The Chairman receives an additional $30,000 annual retainer and the Audit Committee Chair receives an additional $10,000 annual retainer.

5.	Indemnifications

The Trust’s organizational documents provide that its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements in unknown as this could involve future claims against the Trust. Management does not expect any significant claims.

6.	New Accounting Pronouncement

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

In this reporting period the Trust adopted FASB Accounting Standards Update 2011-04, Fair Value Measurement (ASC 820)—Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 seeks to improve the comparability of fair value measurements as presented and disclosed in the financial statements prepared in accordance with U.S. GAAP and International Financial Reporting Standards (IFRS) by providing common requirements for fair value measurement and disclosure. The guidance clarified that a reporting entity should disclose quantitative information from the observable inputs used in fair value measurement that is categorized within Level 3 of the fair value hierarchy and also required additional disclosure regarding the valuation processes used by the reporting entity. The guidance was effective for annual reporting periods beginning after December 15, 2011. The Trust adopted this guidance for the fiscal year ended December 31, 2012 and determined that the adoption did not have a material impact on its financial statements. Please see note 2 for additional information.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of State Street Master Funds and Owners of Beneficial Interest of State Street Money Market Portfolio:

We have audited the accompanying statement of assets and liabilities of State Street Money Market Portfolio (one of the portfolios constituting State Street Master Funds) (the “Portfolio”), including the portfolio of investments, as of December 31, 2012, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolio’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of State Street Money Market Portfolio of State Street Master Funds at December 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

February 22, 2013

State Street Money Market Portfolio

General Information

December 31, 2012 (Unaudited)

Proxy Voting Policies and Procedures and Record

The Trust has adopted proxy voting procedures relating to portfolio securities held by the Portfolios. A description of the policies and procedures is available without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the website of the Securities Exchange Commission (the “SEC”) at www.sec.gov. Information on how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ending June 30 is available by August 31 without charge, upon request, (i) by calling (877) 521-4083 or (ii) on the SEC’s website at www.sec.gov.

Quarterly Portfolio Schedule

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of its fiscal year (as of March and September of each year) on Form N-Q. The Trust’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Trust’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The most recent Form N-Q is available without charge, upon request, by calling (877) 521-4083.

Advisory Agreement Renewal

The Board of Trustees of the Trust met on November 15, 2012 (the “November Meeting” or “Meeting”) to consider the renewal of the investment advisory agreements for the Portfolios (the “Advisory Agreements”). In preparation for considering renewal of the Advisory Agreements at the November Meeting, the Independent Trustees convened a special telephonic meeting on October 18, 2012 (the “Preliminary Meeting”), at which they reviewed renewal materials provided by the Adviser, which they had requested through independent counsel, and discussed the materials with counsel and representatives of the Adviser. In the course of the Preliminary Meeting they requested additional materials from the Adviser and State Street, which were subsequently provided in advance of the November Meeting along with updates of certain of the original materials. At the November Meeting, in deciding whether to renew the Advisory Agreements, the Trustees considered various factors, including (i) the nature, extent and quality of the services provided by the Adviser under the Advisory Agreements, (ii) the investment performance of the Portfolios, (iii) the costs to the Adviser of its services and the profits realized by the Adviser and its affiliates from their relationship with the Trust, (iv) the extent to which economies of scale would be realized if and as the Trust grows and whether the fee levels in the Advisory Agreements reflect these economies of scale, and (v) any additional benefits to the Adviser from its relationship with the Trust.

In considering the nature, extent and quality of the services provided by the Adviser, the Trustees relied on their prior direct experience as Trustees of the Trust as well as on the materials provided in advance of the November Meeting. The Trustees reviewed the Adviser’s responsibilities under the Advisory Agreements and noted the experience and expertise that would be appropriate to expect of an adviser to the Portfolios, each of which is a money market fund. The Trustees reviewed the background and experience of the Adviser’s senior management, including those individuals responsible for the investment and compliance operations relating to the investments of the Portfolios, and the responsibilities of the latter with respect to the Portfolios. They also considered the resources, operational structures and practices of the Adviser in managing the Portfolios’ investments, in monitoring and securing the Portfolios’ compliance with their investment objectives and investment policies and with applicable laws and regulations, and in seeking best execution of portfolio transactions. The Trustees also considered information about the Adviser’s overall investment management business, noting that the Adviser manages assets for a variety of institutional investors and that the Adviser and its affiliates had over $1.9 trillion in assets under management at August 31, 2012, including over $259 billion managed by the Adviser. They reviewed information regarding State Street’s business continuity and disaster recovery program. Drawing upon the materials provided and their general knowledge of the business of the Adviser, the Trustees determined that the experience, resources and strength of the Adviser in the management of a variety of money-market products are exceptional. As discussed more fully below, they also determined that the advisory fees paid by the Portfolios were fair and reasonable and that the Portfolios’ performance and expense ratios were acceptable. On the basis of this review, the Trustees determined that the nature and extent of the services provided by the Adviser to the Portfolios were appropriate and had been of good quality.

The Trustees determined, in view of the investment objectives of the Portfolios and after review and discussion of the available data and of a memorandum discussing the recent performance of the Portfolios supplied by the Adviser at the Independent Trustees’ request, that the investment performance was acceptable. The Trustees noted that the reported recent performance of the Portfolios relative to their peers was not a wholly dependable measure of the Adviser’s success in managing the Portfolios’ investments, due to the fact that the Portfolios’ and most of their peers’ returns had been significantly affected by advisers’ waiving fees and reimbursing expenses, often in order to maintain returns at or above zero; nevertheless, the Trustees determined that, in light of recent conditions in the money market industry, the reported performance of the Portfolios supported a finding that the performance was acceptable, albeit subject to ongoing review at future meetings.

The Trustees considered the profitability to the Adviser and its affiliate, State Street, of the advisory relationships with the Trust. (They noted at the outset that the issue of profitability would not arise with respect to SSGM, also an affiliate of the Adviser, because of the fact that SSGM receives no compensation from feeder funds and, by implication, the Portfolios.) The Trustees had been provided with data regarding the profitability to the Adviser and State Street with respect to the Portfolios individually, and on an aggregate basis with the other feeder funds and master portfolios overseen by the Trustees (together, the “Funds and Portfolios”), for the year ended June 30, 2012, and for the four prior years. Having discussed with representatives of the Adviser the methodologies used in computing the costs that formed the bases of the profitability calculations, they concluded that these methodologies appeared reasonable and turned to the data provided. After discussion and analysis they concluded that, to the extent that the Adviser’s and State Street’s relationships with the Trust had been profitable to either or both of those entities during the period for which information had been provided, the profitability was in no case such as to render the advisory fee excessive, especially in light of the competitive levels of the fees paid to the Adviser and State Street by the Trust. They noted that the levels of profitability had tended to increase in recent periods as a number of the Funds and Portfolios had experienced significant growth, and they determined to reconsider again the profitability of these relationships to the Adviser and State Street at the next year’s renewal meeting.

In order better to evaluate the Portfolios’ advisory fees, the Trustees had requested comparative information from Lipper Inc. with respect to fees paid by, and expense ratios of, similar funds not managed by the Adviser. The Trustees found that the Portfolios’ advisory fees and total expense ratios were all lower than the average for its Lipper peer group; after discussion, they concluded that the data available provided confirmation of the reasonableness of the Adviser’s fees. (The Trustees noted that the Adviser does not receive any advisory fees from a Fund so long as the Fund invests substantially all of its assets in the applicable Portfolio or in another investment company.) The Trustees also considered that, to help limit expenses of certain Portfolios and corresponding series of State Street Institutional Investment Trust, the Adviser had reduced its advisory fee or otherwise reimbursed expenses for those Portfolios.

State Street Money Market Portfolio

General Information  (Cont.)

December 31, 2012 (Unaudited)

In addition, the Trustees considered other advisory fees paid to the Adviser and its affiliate, State Street Global Advisors (“SSgA”). They noted that as a general matter fees paid to the Adviser by other, closely similar mutual funds sponsored by State Street tended to be higher than the fees paid by the Portfolios, with some exceptions, whereas fees paid by mutual funds for which the Adviser acted as sub-adviser and by institutional accounts managed by SSgA tended to be lower than those paid by the Portfolios, again with some exceptions; in considering these fees, the Trustees reviewed and discussed a memorandum prepared by the Adviser discussing the differences between the services provided to the Portfolios by the Adviser and those provided to sub-advised funds and other types of institutional clients. The Trustees determined that, in light of these significant differences, the fees paid by sub-advised funds and other types of institutional clients were of doubtful utility for purposes of comparison with those of the Portfolios, but that to the extent that meaningful comparison was practicable the differences in services satisfactorily accounted for differences in the fees. The Trustees determined that the Adviser’s fees were fair and reasonable.

In considering whether the Adviser benefits in other ways from its relationship with the Trust, the Trustees also considered whether the Adviser’s affiliates may benefit from the Trust’s relationship with State Street as fund administrator, custodian and transfer agent and with SSGM, a wholly-owned subsidiary of State Street, as principal underwriter for the Trust. They noted, among other things, that the Adviser utilizes no soft-dollar arrangements in connection with the Portfolios’ brokerage transactions to obtain third-party (non-proprietary research) services. The Trustees concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationships with the Trust, those benefits are not so significant as to render the Adviser’s fees excessive.

The Trustees also considered the extent to which economies of scale may be realized by the Portfolios as assets grow and whether the Portfolios’ fee levels reflect such economies of scale, if any, for the benefit of investors. In considering the matter, the Trustees determined that, to the extent that economies of scale were in fact being realized, such economies of scale were shared with the Portfolios by virtue of advisory fees of comparatively low levels that subsumed economies of scale in the fees themselves. The Trustees also recognized, however, that should sustained, substantial asset growth be realized in the future, it might be appropriate to consider additional measures.

On the basis of the foregoing discussions and determinations, without any one factor being dispositive, the Trustees decided to approve the continuance of the Advisory Agreements.

Trustees and Executive Officers

(Unaudited)

The table below includes information about the Trustees and Executive Officers of the State Street Master Funds, including their:

•	business addresses and ages;

•	principal occupations during the past five years; and

•	other directorships of publicly traded companies or funds.

Name, Address, and Year of Birth (“YOB”)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
Independent Trustees
Michael F. Holland Holland & Company, LLC 375 Park Avenue New York, NY 10152 YOB: 1944	Trustee and Chairman of the Board	Term: Indefinite Elected: 7/99	Chairman, Holland & Company L.L.C. (investment adviser) (1995-present).	20	Trustee, State Street Institutional Investment Trust; Director, the Holland Series Fund, Inc.; Director, The China Fund, Inc.; Director, The Taiwan Fund, Inc.; Director, Reaves Utility Income Fund, Inc.; and Director, Blackstone/GSO Loan Funds.
William L. Boyan State Street Master Funds P.O. Box 5049 Boston, MA 02206 YOB: 1937	Trustee	Term: Indefinite Elected: 7/99	President and Chief Operations Officer, John Hancock Financial Services (1959-1999) Mr. Boyan retired in 1999. Chairman Emeritus, Children’s Hospital, Boston, MA (1984-2011); Former Trustee of Old Mutual South Africa Master Trust (investments) (1995-2008); Former Chairman, Boston Plan For Excellence, Boston Public Schools (1995-2010).	20	Trustee, State Street Institutional Investment Trust; Former Trustee of Old Mutual South Africa Master Trust; Trustee, Children’s Hospital, Boston, MA; and Trustee, Florida Stage.

Trustees and Executive Officers  (Cont.)

(Unaudited)

Name, Address, and Year of Birth (“YOB”)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years	Number of Funds in Fund Complex Overseen by Trustee*	Other Directorships Held by Trustee
Rina K. Spence State Street Master Funds P.O. Box 5049 Boston, MA 02206 YOB: 1948	Trustee	Term: Indefinite Elected: 7/99	President of SpenceCare International LLC (international healthcare consulting) (1999-present); Chief Executive Officer, IEmily.com (health internet company) (2000-2001); Chief Executive Officer of Consensus Pharmaceutical, Inc. (1998-1999); Founder, President and Chief Executive Officer of Spence Center for Women’s Health (1994-1998); President and CEO Emerson Hospital (1984-1994); Trustee, Eastern Enterprise (utilities) (1988-2000).	20	Trustee, State Street Institutional Investment Trust; Director, Berkshire Life Insurance Company of America (1993-2009); Director, IEmily.com, Inc. (2000-2010); and Trustee, National Osteoporosis Foundation (2005-2008).
Douglas T. Williams State Street Master Funds P.O. Box 5049 Boston, MA 02206 YOB: 1940	Trustee	Term: Indefinite Elected: 7/99	Executive Vice President of Chase Manhattan Bank (1987-1999). Mr. Williams retired in 1999.	20	Trustee, State Street Institutional Investment Trust; Treasurer, Nantucket Educational Trust (2002-2007).
Interested Trustees**
James E. Ross SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1965	Interested Trustee	Term: Indefinite Elected Trustee: 02/07	Chairman and Director, SSgA Funds Management, Inc. (2005-present); President SSgA Funds Management, Inc. (2005-2012); Senior Managing Director, State Street Global Advisors (2006-present); Principal, State Street Global Advisors (2006-present).	170	Trustee, State Street Institutional Investment Trust; Trustee, SPDR Series Trust; Trustee, SPDR Index Shares Funds; Trustee, The Select Sector SPDR Trust; Trustee, SSgA Active ETF Trust; and Trustee, SSgA Master Trust.

*	The “Fund Complex” consists of ten series of the Trust and ten series of State Street Institutional Investment Trust.
**	Mr. Ross is an Interested Trustee because of his employment by SSgA Funds Management, Inc., an affiliate of the Trust.

Name, Address, and Year of Birth (“YOB”)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Officers:
Ellen M. Needham SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1967	President	Term: Indefinite Elected: 10/12	President and Director, SSgA Funds Management Inc. (June 2012-present); Chief Operating Officer, SSgA Funds Management, Inc. (May 2010-June 2012); Senior Managing Director, SSgA Funds Management, Inc. (1992-2012); Senior Managing Director, State Street Global Advisors (1992-present).*
Ann M. Carpenter SSgA Funds Management, Inc. State Street Financial Center One Lincoln Street Boston, MA 02111-2900 YOB: 1966	Vice President	Term: Indefinite Elected: 10/12	Vice President, SSgA Funds Management, Inc. (2008-present); Principal, State Street Global Advisors (2005-2008-present).*
Laura F. Dell State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 YOB: 1964	Treasurer Assistant Treasurer	Term: Indefinite Elected: 11/10 11/08-11/10	Vice President, State Street Bank and Trust Company (2002-present).*
Chad C. Hallett State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 YOB: 1969	Assistant Treasurer	Term: Indefinite Elected: 09/11	Vice President, State Street Bank and Trust Company (2001-present).*
Caroline Connolly State Street Bank and Trust Company 4 Copley Place 5th floor Boston, MA 02116 YOB: 1975	Assistant Treasurer	Term: Indefinite Elected: 09/11	Assistant Vice President, State Street Bank and Trust Company (2007-present).
Jacqueline Angell State Street Bank and Trust Company 20 Churchill Place London E14 5HJ YOB: 1974	Chief Compliance Officer	Term: Indefinite Elected: 04/11	Head of UK Compliance, State Street Bank and Trust Company (July 2012-present); Vice President, State Street Global Advisors and SSgA Funds Management, Inc. (2008-June 2012); Director of Investment Adviser Oversight, Fidelity Investments (2006-2008).*

Trustees and Executive Officers  (Cont.)

(Unaudited)

Name, Address, and Year of Birth (“YOB”)	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation During Past Five Years
Ryan M. Louvar State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 YOB: 1972	Secretary	Term: Indefinite Elected: 2/12	Vice President and Senior Managing Counsel, State Street Bank and Trust Company (2005-present).*
Mark E. Tuttle State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 YOB: 1970	Assistant Secretary	Term: Indefinite Elected: 2/12	Vice President and Counsel, State Street Bank and Trust Company (2007-present).*
Scott E. Habeeb State Street Bank and Trust Company 4 Copley Place, 5th Floor Boston, MA 02116 YOB: 1968	Assistant Secretary	Term: Indefinite Elected: 2/12	Vice President and Counsel, State Street Bank and Trust Company (2007-present).*

*	Served in various capacities and/or with various affiliated entities during noted time period.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling (toll free) 877-521-4083.

State Street Money Market Portfolio

Trustees

Michael F. Holland

William L. Boyan

Rina K. Spence

Douglas T. Williams

James E. Ross

Investment Adviser

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Administrator, Custodian and Transfer Agent

State Street Bank and Trust Company

State Street Financial Center

One Lincoln Street

Boston, MA 02111

Independent Registered Public Accounting Firm

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

Legal Counsel

Ropes & Gray LLP

800 Boylston Street

Boston, MA 02199

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of shares of beneficial interest.

State Street Master Funds

State Street Bank and Trust Company

P.O. Box 5049

Boston, MA 02206

Receive this report electronically and eliminate paper mailings.

To enroll, go to www.allianzinvestors.com/edelivery.

AZ752AR_123112

AGI-2013-02-04-5890

ITEM 2.	CODE OF ETHICS

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies — Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s President and Chief Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-331-1710. The code of ethics are included as an Exhibit 99.CODE ETH hereto.
(b)	During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.
(c)	During the period covered by this report, there were not any waivers or implicit waivers to a provision of the code of ethics adopted in 2(a) above.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees has determined that Davey S. Scoon, W. Bryant Stooks and James W. Zug who serve on the Board’s Audit Oversight Committee, qualify as “audit committee financial experts” and are “independent” for purposes of this Item.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

a)	Audit fees. The aggregate fees billed for each of the last two fiscal years (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $15,500 in 2012. The Registrant commenced operations on February 17, 2012, therefore 2011 information is not applicable.
b)	Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the principal accountants that are reasonably related to the performance of the audit registrant’s financial statements and are not reported under paragraph (e) of this Item were $0 in 2012. The Registrant commenced operations on February 17, 2012, therefore 2011 information is not applicable.
c)	Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax service and tax planning (“Tax Services”) were $4,500 in 2012. These services include review or preparation of U.S. federal, state, local, certain foreign tax returns, excise tax returns. The Registrant commenced operations on February 17, 2012, therefore 2011 information is not applicable.
d)	All Other Fees. The aggregate fees billed in the Reporting Periods for professional services, if any, billed for other products and services rendered by the principal account to the Trust were $0 in 2012. The Registrant commenced operations on February 17, 2012, therefore 2011 information is not applicable.
e)	1. Audit Committee Pre-Approval Policies and Procedures. The Registrant’s Audit Committee has established policies and procedures for pre-approval of all audit and permissible non-audit services by the Auditor for the Registrant, as well as the Auditor’s engagements related directly to the operations and financial reporting of the Registrant. The Registrant’s policy is stated below.

ALLIANZ FUNDS (The “Fund”)

AUDIT OVERSIGHT COMMITTEE POLICY

FOR

PRE-APPROVAL OF SERVICES PROVIDED BY THE INDEPENDENT

ACCOUNTANTS

The Fund’s Audit Oversight Committee (“Committee”) is charged with the oversight of the fund’s financial reporting policies and practices and their internal controls. As part of this responsibility, the Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement by the independent accountants, the Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

a review of the nature of the professional services expected to be provided,

the fees to be charged in connection with the services expected to be provided a review of the safeguards put into place by the accounting firm to safeguard independence, and periodic meetings with the accounting firm.

POLICY FOR AUDIT AND NON-AUDIT SERVICES TO BE PROVIDED TO THE FUND

On an annual basis, the Committee of the Fund will review and pre-approve the scope of the audits of the Fund and proposed audit fees, and permitted non-audit (including audit under related) services that may be performed by the Fund’s independent accountants. At least annually, the Committee will receive a report of all audit and non-audit services that were rendered in the previous calendar year pursuant to this Policy.

In addition to the Committee’s pre-approval of services pursuant to this Policy, the engagement of the independent accounting firm for any permitted non-audit service provided to the fund with also require the separate written pre-approval of the President of the fund, who will confirm, independently that the accounting firm’s engagement will not adversely affect the firm’s independence. All non-audit services performed by the independent accounting firm will be disclosed, as required, in filings with the Securities and Exchange Commission.

AUDIT SERVICES

The categories of audit services and related fees to be reviewed and pre-approved annually by the Committee are:

Annual Fund financial statement audits

Seed audits (related to new product filings, as required)

SEC and regulatory filings and consents

AUDIT-RELATED SERVICES

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm’s independence:

Accounting consultations

Fund merger support services

Agreed upon procedure reports

Other Attestation reports

Comfort letters

Other internal control reports

Individual audit-related services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee Chair (or any other Committee member who is a disinterested trustee under the Investment Company to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $500,000 any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

TAX SERVICES

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants and services falling under one of these categories will be pre-approved by the Committee on an annual basis if the Committee deems those services to be consistent with the accounting firm’s independence:

Tax compliance services related to the filing or amendment of the following:

Federal, state and local income tax compliance; and, Sales and use tax compliance

Timely RIC qualification reviews

Tax distribution analysis and planning

Tax authority examination services

Tax appeals support services

Accounting methods studies

Fund merger support services

Other tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Committee as part of the annual pre-approval process described above, may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee Chair (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $500,000 any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

PROSCRIBED SERVICES

The Fund’s independent accountants will not render services in the following categories of non-audit services:

Bookkeeping or other services related to the accounting records or financial statements of the Fund

Financial information systems design and implementation

Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

Actuarial services

Internal audit outsourcing services

Management functions or human resources

Broker or dealer, investment adviser or investment banking services

Legal services and expert services unrelated to the audit

Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO OTHER ENTITIES WITHIN THE FUND COMPLEX

The Committee will pre-approve annually any permitted non-audit services to be provided to Allianz Global Investors Fund Management LLC (Formerly, PA Fund Management LLC) or any other investment manager to the Funds (but not including any sub-adviser whose role is primarily portfolio management and is sub-contracted by the investment manager) (the “Investment Manager”) and any entity controlling, controlled by, or under common control with the Investment Manager that provides ongoing services to the Funds (including affiliated sub-advisers to the Funds), provided, in each case, that the engagement relates directly to the operations and financial reporting of the Funds (such entities, including the Investment Manager, shall be referred to herein as the “Accounting Affiliates”). Individual projects that are not presented to the Committee as part of the annual pre-approval process, may be pre-approved, if deemed consistent with the accounting firm’s independence, by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $500,000. Any such pre-approval shall be reported to the full Committee at its next regularly scheduled meeting.

Although the Committee will not pre-approve all services provided to the Investment Manager and its affiliates, the Committee will receive an annual report from the Funds’ independent accounting firm showing the aggregate fees for all services provided to the Investment Manager and its affiliates.

DE MINIMUS EXCEPTION TO REQUIREMENT OF PRE-APPROVAL OF NON-AUDIT SERVICES

With respect to the provision of permitted non-audit services to a Fund or Accounting Affiliates, the pre-approval requirement is waived if:

(1)	The aggregate amount of all such permitted non-audit services provided constitutes no more than (i) with respect to such services provided to the Fund, five percent (5%) of the total amount of revenues paid by the Fund to its independent accountant during the fiscal year in which the services are provided, and (ii) with respect to such services provided to Accounting Affiliates, five percent (5%) of the total amount of revenues paid to the Fund’s independent accountant by the Fund and the Accounting Affiliates during the fiscal year in which the services are provided;
(2)	Such services were not recognized by the Fund at the time of the engagement for such services to be non-audit services; and
(3)	Such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by the Committee Chairman (or any other Committee member who is a disinterested trustee under the Investment Company Act to whom this Committee Chairman or other delegate shall be reported to the full Committee at its next regularly scheduled meeting.
e)	2. No services were approved pursuant to the procedures contained in paragraph (C) (7) (i) (C) of Rule 2-01 of Registration S-X.
f)	Not applicable.
g)	Non-audit fees. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to the Adviser, for the 2012 Reporting Period was $4,530,879. The Registrant commenced operations on February 17, 2012, therefore 2011 information is not applicable.
h)	Auditor Independence. The Registrant’s Audit Oversight Committee has considered whether the provision of non-audit services that were rendered to the Adviser which were not pre-approved is compatible with maintaining the Auditor’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANT

Disclosure not required for open-end management investment companies.

ITEM 6.	INVESTMENTS

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Disclosure not required for open-end management investment companies.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Disclosure not required for open-end management investment companies.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED COMPANIES.

Disclosure not required for open-end management investment companies.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees since the Trust last provided disclosure in response to this item.

ITEM 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s President and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b)	There were no significant changes in internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS

(a)(1) Exhibit 99.CODE ETH — Code of Ethics

(a)(2) Exhibit 99.302CERT — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

(a)(3) Not applicable

(b) Exhibit 99.906CERT — Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALLIANZ FUNDS

By:	/s/ Brian S. Shlissel
Brian S. Shlissel President

Date: March 7, 2013

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President

Date: March 7, 2013

By:	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer

Date: March 7, 2013